Income Taxes - Summary of Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Canadian federal income tax rate	$ 196
Effect of cross-border tax laws	(14)
Other	(2)
Ontario tax, net of federal effect	1
Changes in unrecognized tax benefits	(23)
Income tax provision, Total	$ 425	$ 446
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Canadian statutory income tax rate	15.00%	26.50%
Tax on distribution of foreign earnings		4.10%
Valuation allowance on deferred tax assets		3.10%
Net effect of losses not benefited		2.80%
Foreign exchange re-measurement		1.70%
Effect of cross-border tax laws	(1.10%)
Ontario tax, net of federal effect	0.10%
Changes in unrecognized tax benefits	(1.80%)	(0.40%)
Non-taxable capital gains		(1.10%)
Earnings of equity accounted investees		(1.30%)
Deductible inflationary adjustments		(1.80%)
Statutory tax rate differential		(2.30%)
Research and development tax credits		(4.50%)
Other	(0.10%)	2.10%
Effective income tax rate	32.50%	28.90%
Mexico [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Other	$ 26
Statutory tax rate differential	88
Tax on distribution of earnings	25
Foreign exchange re-measurement	(13)
Deductible inflationary adjustments	$ (26)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign exchange re-measurement	(1.00%)
Tax on distribution of earnings	1.90%
Deductible inflationary adjustments	(2.00%)
Statutory tax rate differential	6.70%
Other	1.90%
China [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Other	$ 6
Statutory tax rate differential	57
Tax on distribution of earnings	40
Tax incentive regimes	(18)
Research and development tax credits	$ (25)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax on distribution of earnings	3.10%
Tax incentive regimes	(1.30%)
Statutory tax rate differential	4.40%
Research and development tax credits	(1.90%)
Other	0.40%
Sweden [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Other	$ 7
Statutory tax rate differential	(20)
Non-deductible impairment	$ 40
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Non-deductible impairment	3.10%
Statutory tax rate differential	(1.50%)
Other	0.50%
United States [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Other	$ (2)
Research and development tax credits	(14)
Non-deductible impairment	$ 39
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Non-deductible impairment	3.00%
Research and development tax credits	(1.10%)
Other	(0.10%)
Austria [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect of cross-border tax laws	$ (14)
Other	$ 7
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effect of cross-border tax laws	(1.10%)
Other	0.50%
Other foreign jurisdictions [member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate differential	$ 64
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate differential	4.90%